Financial instruments with off-balance sheet credit risk	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Financial instruments with off-balance sheet credit risk
19.	Financial instruments with off-balance sheet credit risk

In the normal course of business, to meet the financing needs of its customers, the Bank is party to financial instruments with off-balance sheet credit risk. These financial instruments involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the consolidated balance sheet. Credit risk represents the possibility of loss resulting from the failure of a customer to perform in accordance with the terms of a contract.

The Bank’s outstanding financial instruments with off-balance sheet credit risk were as follows:

(In thousands of US$)	December 31,
	2012	2011
Confirmed letters of credit	106,415	266,547
Stand-by letters of credit and guarantees - Commercial risk	25,167	18,899
Credit commitments	103,294	75,962
	234,876	361,408

As of December 31, 2012, the remaining maturity profile of the Bank’s outstanding financial instruments with off-balance sheet credit risk is as follows:

(In thousands of US$)
Maturities	Amount
Within 1 year	219,421
From 1 to 2 years	1,000
From 2 to 5 years	13,791
After 5 years	664
234,876

As of December 31, 2012 and 2011 the breakdown of the Bank’s off-balance sheet exposure by country risk is as follows:

(In thousands of US$)
Country:	2012	2011
Argentina	-	92
Bolivia	820	944
Brazil	23,630	41,116
Chile	6,084	12,367
Colombia	9,098	2,396
Costa Rica	1,000	11,661
Dominican Republic	1,535	1,603
Ecuador	79,760	215,272
El Salvador	625	2,025
Guatemala	180	501
Honduras	562	400
Jamaica	-	295
Mexico	27,289	14,677
Panama	58,219	1,801
Paraguay	-	81
Peru	2,843	2,467
Spain	-	9,660
Switzerland	-	500
United States of America	-	21,780
Venezuela	23,231	21,770
	234,876	361,408

Letters of credit and guarantees

The Bank, on behalf of its client base, advises and confirms letters of credit to facilitate foreign trade transactions. When confirming letters of credit, the Bank adds its own unqualified assurance that the issuing bank will pay and that if the issuing bank does not honor drafts drawn on the credit, the Bank will. The Bank provides stand-by letters of credit and guarantees, which are issued on behalf of institutional customers in connection with financing between its customers and third parties. The Bank applies the same credit policies used in its lending process, and once issued the commitment is irrevocable and remains valid until its expiration. Credit risk arises from the Bank's obligation to make payment in the event of a customer’s contractual default to a third party. Risks associated with stand-by letters of credit and guarantees are included in the evaluation of the Bank’s overall credit risk.

Credit commitments

Commitments to extend credit are binding legal agreements to lend to customers. Commitments generally have fixed expiration dates or other termination clauses and require payment of a fee to the Bank. As some commitments expire without being drawn down, the total commitment amounts do not necessarily represent future cash requirements.